Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Nov. 01, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value				$ 2,928
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 20,406	$ 20,260	$ 16,111
Change in Fair value	197	(746)	1,834
Cumulative change in FV	$ (350)	$ (547)	$ 1,260